Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 17,890	$ 18,057
Fair value	10,830	10,491
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	3,568	3,618
Fair value	$ 5,048	$ 4,320